Commitments, Contingent Liabilities and Other (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Changes in Company's Estimated Warranty Liability

The following table reflects the changes in the Company’s estimated warranty liability for the years ended December 31, 2013 and 2012:

	Years Ended December 31
	2013	2012
Balance, beginning of year	$14,179	$11,161
Payments and other adjustments made during the year	(7,271)	(4,560)
Warranties issued during the year	6,259	7,701
Adjustments made for pre-existing warranties	(33)	(123)

Balance, end of year	$13,134	$14,179

Schedule of Future Minimum Payments for Lease and Other Obligations	The Company has committed to future minimum payments for lease and other obligations as follows:

Years of Expiry
2014	$6,062
2015	5,254
2016	4,586
2017	4,337
2018	3,923
Thereafter	6,302

$30,464